Financial risk management and fair values - Contractual Maturities of Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount, Trade and other payables due to third parties	¥ 376,747	¥ 272,012
Carrying amount, Trade and other payables due to third parties	376,747	272,012
Carrying amount, Other payables due to related parties	134,982	156,709
Contractual cash flow, Trade and other payables due to third parties	376,747	272,012
Contractual cashflow, Other payables due to related parties	134,982
Lease liabilities	35,754	20,502
Contractual cash flow, Lease liabilities	44,563	27,356
1 year or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount, Trade and other payables due to third parties	376,747	272,012
Carrying amount, Other payables due to related parties		156,709
Contractual cashflow, Other payables due to related parties	134,982
Lease liabilities		1,753
Contractual cash flow, Lease liabilities	6,801	2,687
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		2,623
Contractual cash flow, Lease liabilities	6,544	3,442
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		6,222
Contractual cash flow, Lease liabilities	13,786	7,999
more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		9,904
Contractual cash flow, Lease liabilities	¥ 17,432	¥ 13,228